Earnings Per Share (Details) - Schedule of basic and diluted net earnings per share - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net Income (loss) attributable to ordinary shareholders—basic	$ (6,071,229)	$ (1,084,313)	$ 1,011,555
Denominator:
Weighted average number of ordinary shares outstanding—basic	11,010,240	9,160,447	7,938,000
Earning (loss) per share attributable to ordinary shareholders—basic	$ (0.55)	$ (0.12)	$ 0.13